Summary of Significant Accounting Policies - Summary of Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Laboratory Equipment
Property Plant And Equipment [Line Items]
Useful lives of the property and equipment	5 years
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Useful lives of the property and equipment	5 years
Computer Equipment
Property Plant And Equipment [Line Items]
Useful lives of the property and equipment	3 years
Software
Property Plant And Equipment [Line Items]
Useful lives of the property and equipment	3 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Useful lives of the property and equipment	Shorter of remaining lease term or estimated useful life